Consolidated Statements of Operations and Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares
Income Statement [Abstract]
Revenue (note 19)	$ 410,061	$ 292,557
Project costs	152,943	116,346
Equipment costs	129,692	91,829
Depreciation	58,350	44,735
Gross profit	69,076	39,647
General and administrative expenses	37,110	25,299
Loss on sublease (note 17(e))	1,732	0
Loss on disposal of property, plant and equipment	111	189
Gain on disposal of assets held for sale (note 8)	(269)	(166)
Amortization of intangible assets (note 10(b))	412	918
Operating income before the undernoted	29,980	13,407
Interest expense, net (note 21)	8,584	6,943
Equity earnings in affiliates and joint ventures (note 13(a))	(60)	0
Foreign exchange loss (gain)	39	(4)
Income before income taxes	21,417	6,468
Deferred income tax expense (note 11)	6,096	1,204
Comprehensive income	15,286	5,264
Net income	15,321	5,264
Net income attributable to noncontrolling interest (note 13(a))	(35)	0
Net income available to shareholders	15,286	5,264
Comprehensive income available to shareholders	$ 15,321	$ 5,264
Per share information
Net income - basic (in CAD per share) | (per share)	$ 0.61	$ 0.20
Net income - diluted (in CAD per share) | (per share)	$ 0.54	$ 0.18